N-2	Sep. 09, 2022 USD ($)
Cover [Abstract]
Entity Central Index Key	0001495222
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Oxford Lane Capital Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	Stockholder transaction expenses: Sales load (as a percentage of offering price) 2.00%(1)Offering expenses borne by us (as a percentage of offering price) 0.68%(2)Distribution reinvestment plan expenses —(3)Total stockholder transaction expenses (as a percentage of offering price) 2.68%
Sales Load [Percent]	2.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 2 [Percent]	2.27%	[2]
Other Transaction Expenses [Percent]	2.68%
Annual Expenses [Table Text Block]	Annual expenses (estimated as a percentage of net assets attributable to common stock): Base management fee 3.21%(4)Incentive fees payable under our investment advisory agreement (20% of net investment income) 4.92%(5)Interest payments on borrowed funds 1.45%(6)Preferred stock dividend payment 2.27%(7)Other expenses 0.62%(8)Total annual expenses 12.47%(9)
Management Fees [Percent]	3.21%	[3]
Interest Expenses on Borrowings [Percent]	1.45%	[4]
Distribution/Servicing Fees [Percent]		[5]
Incentive Fees [Percent]	4.92%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.68%	[7]
Other Annual Expenses [Percent]	0.62%	[8]
Total Annual Expenses [Percent]	12.47%	[9]
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses would remain at the levels set forth in the table above, and that we pay the transaction expenses set forth in the table above, including a sales load of 2.00% paid by you (the commission to be paid by us with respect to common stock sold by us in this offering).

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$167	$405	$598	$933

Expense Example, Year 01	$ 167
Expense Example, Years 1 to 3	405
Expense Example, Years 1 to 5	598
Expense Example, Years 1 to 10	$ 933
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement and the Base Prospectus contains a reference to fees or expenses paid by “us” or “Oxford Lane Capital,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in Oxford Lane Capital Corp.

Basis of Transaction Fees, Note [Text Block]	The expenses of the distribution reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.
Other Transaction Fees Basis, Note [Text Block]	“Other expenses” ($5.0 million) are estimated for the current fiscal year, which considers the annualized expenses incurred during the fiscal quarter ended June 30, 2022, and adjusted for any new and non-recurring expenses, such as an assumed issuance of an additional $50.0 million of common stock.
Other Expenses, Note [Text Block]	The offering expenses of this offering are estimated to be approximately $337,500.

[1]	Represents the commission with respect to the shares of our common stock being sold in this offering, which we will pay to Ladenburg Thalmann & Co. Inc. and B. Riley Securities, Inc. in connection with sales of shares of our common stock effected by Ladenburg Thalmann & Co. Inc. and B. Riley Securities. Inc. under the Amended Equity Distribution Agreement. There is no guaranty that there will be any sales of our common stock pursuant to this prospectus supplement and the Base Prospectus.
[2]	Assumes that we have an aggregate of (a) $67.2 million of preferred stock with a preferred rate of 6.00% per annum, (b) $68.1 million of preferred stock with a preferred rate of 6.75% per annum, (c) $88.1 million of preferred stock with a preferred rate of 6.25% per annum and (d) $60.0 million of preferred stock with a preferred rate of 7.125% per annum, which were the amounts outstanding as of June 30, 2022. We may issue additional shares of preferred stock pursuant to the registration statement of which this prospectus supplement forms a part. In the event we were to issue additional preferred stock, our borrowing costs, and correspondingly our total annual expenses, including our base management fee as a percentage of our net assets, would increase.
[3]	Assumes gross assets of $1,301.2 million and $483.4 million of leverage (which reflects $68.1 million of 6.75% Series 2024 Term Preferred Shares, $88.1 million aggregate amount of 6.25% Series 2027 Term Preferred Shares, $67.2 million aggregate amount of 6.00% Series 2029 Term Preferred Shares, $60.0 million aggregate amount of the 7.125% Series 2029 Term Preferred Shares, $100.0 million of the 6.75% Unsecured Notes due 2031 and $100.0 million of the 5.00% Unsecured Notes due 2027 issued and outstanding as of June 30, 2022 and assumes net assets of $810.1 million (which has been adjusted to reflect the issuance of an additional $50.0 million of common stock).
[4]	“Interest payments on borrowed funds” represents our annualized interest expense and includes dividends payable on our Term Preferred Shares and interest payable on the Notes, each as outstanding on June 30, 2022. We may issue additional shares of preferred stock or debt securities. In the event that we were to issue additional shares of preferred stock or debt securities, our borrowing costs, and correspondingly our total annual expenses, including, in the case of such preferred stock, the base management fee as a percentage of the Fund’s net assets attributable to common stock, would increase.
[5]	The expenses of the distribution reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.
[6]	The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of Oxford Lane Capital, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets. Amount reflects the estimated annual incentive fees payable to our investment adviser, Oxford Lane Management, during the fiscal year following this offering. The estimate assumes that the incentive fee earned will be proportional to the annualized fee earned during the quarter ended June 30, 2022 and adjusted to include the estimated incentive fee based on the issuance of an additional $50.0 million of common stock. The incentive fee, which is payable quarterly in arrears, equals 20.0% of the excess, if any, of our “Pre-Incentive Fee Net Investment Income” that exceeds a 1.75% quarterly (7.0% annualized) hurdle rate, which we refer to as the Hurdle, subject to a “catch-up” provision measured at the end of each calendar quarter. The incentive fee is computed and paid on income that may include interest that is accrued but not yet received in cash. The operation of the incentive fee for each quarter is as follows:
•	no incentive fee is payable to our investment adviser in any calendar quarter in which our Pre-Incentive Fee Net Investment Income does not exceed the Hurdle of 1.75%;

•	100% of our Pre-Incentive Fee Net Investment Income with respect to that portion of such Pre-Incentive Fee Net Investment Income, if any, that exceeds the Hurdle but is less than 2.1875% in any calendar quarter (8.75% annualized) is payable to our investment adviser. We refer to this portion of our Pre-Incentive Fee Net Investment Income (which exceeds the Hurdle but is less than 2.1875%) as the “catch-up.” The “catch-up” is meant to provide our investment adviser with 20.0% of our Pre-Incentive Fee Net Investment Income, as if a Hurdle did not apply when our Pre-Incentive Fee Net Investment Income exceeds 2.1875% in any calendar quarter; and

•	20.0% of the amount of our Pre-Incentive Fee Net Investment Income, if any, that exceeds 2.1875% in any calendar quarter (8.75% annualized) is payable to our investment adviser (once the Hurdle is reached and the catch-up is achieved, 20.0% of all Pre-Incentive Fee Investment Income thereafter is allocated to our investment adviser)

No incentive fee is payable to our investment adviser on realized capital gains. For a more detailed discussion of the calculation of this fee, see “Investment Advisory Agreement” in the Base Prospectus.

[7]	The offering expenses of this offering are estimated to be approximately $337,500.
[8]	“Other expenses” ($5.0 million) are estimated for the current fiscal year, which considers the annualized expenses incurred during the fiscal quarter ended June 30, 2022, and adjusted for any new and non-recurring expenses, such as an assumed issuance of an additional $50.0 million of common stock.
[9]	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our preferred stock or debt securities, if any) bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses associated with the Fund’s CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then the Fund’s total annual expenses would have been 40.16%.